TAXES BASED ON INCOME - Effective Tax Rate (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 30, 2017	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Effective tax rate (as a percent)			(22.70%)	15.40%	52.20%
Net tax charge related to the tax on global intangible low-taxed income ("GILTI") of foreign subsidiaries			$ 24.7
Net tax benefit from an intellectual property based tax incentive in foreign jurisdiction			2.0
Recognized loss on settlement			(444.1)	$ (93.7)
Tax benefit as measurement period adjustments to 2017 TCJA provisional amount in accordance to SAB 118				34.7
Net tax charge for GILTI and BEAT, and the recognition of foreign withholding taxes on current year earnings, offset by the benefit from FDII				31.0
Net tax benefit primarily due to the recognition of a deferred tax asset				31.0
Increase in Valuation allowance due to offsetting effects from changes in deferred taxes and uncertain tax positions				10.7
Net tax charge for 2017 TCJA provisional amount		$ 172.0			$ 172.0
Tax benefit from release of valuation allowance on certain state deferred tax assets					5.1
Net tax benefit from effective setlements and decreases in reserves as a result of closing tax years					1.9
Tax charge related to the estimated transition tax					147.0
Estimated reduction of previously recognized U.S. deferred tax assets that no longer anticipate to benefit due to changes in future deductibility of executive compensation					5.3
Net benefit primarily from reversal of the deferred tax liability that are previously recorded for future tax costs with repatriations of certain foreign earnings that are not indefinitely reinvested					38.8
Tax charge as an adjustment to the transition tax				9.5
Tax benefit as an adjustment to the remeasurement of deferred taxes				39.6
Tax charge as an incremental accrual for foreign withholding taxes associated with changes in indefinate reinvestment assertion				3.6
Tax benefit from releasing a previously recorded uncertain tax position				9.4
Deferred tax liability relaetd to future tax consequences from repatriating accumulated earnings from foreign subsidiaries that are not indefinately reinvested			18.9
Tax charge related to potential uncertainties of accumulated tax attributes that were used in estimated transition tax calculation					9.3
Corporate income tax rates that was enacted in the U.S. by the TCJA	21.00%
Tax charge of estimated remeasurement of net U.S. deferred tax assets at a lower enacted corporate income tax rate					49.2
ADPP
Tax benefit related to the effective settlement of the ADPP			179.0
Recognized loss on settlement			444.0
Tax benefit from a foreign structuring transaction resulting in previously recognized tax losses becoming permanent			47.9
Net tax benefit from the effective settlement of certain German tax audits			11.8	$ 11.9
Tax benefit related to excess tax benefits associated with stock-based payments			$ 7.8		$ 16.0